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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



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 1.    Name and address of issuer:

       Northwestern Mutual Variable Life Account
       The Northwestern Mutual Life Insurance Company
       720 East Wisconsin Avenue
       Milwaukee, Wisconsin 53202

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 2.    Name of each series or class of funds for which this Form is filed.
       (If the Form is being filed for all series and classes of funds of the issuer, check the box but do not list series or
       classes):              [_]

                   Variable Life Insurance Policies (Whole Life,
                     Extra Ordinary Life, Single Premium Life)
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 3.    Investment Company Act File Number: 811-3989

       Securities Act File Number: 2-89972

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 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2007

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 4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

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 4(c). [_] Check box if this is the last time the issuer will be filing this
           Form.


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
 5.     Calculation of registration fee:

        (i)    Aggregate sale price of securities sold
               during the fiscal year pursuant to section
               24(f):                                                          $73,823,038
                                                                               -----------
        (ii)   Aggregate price of securities redeemed
               or repurchased during the fiscal year:          $50,050,399
                                                               -----------
        (iii)  Aggregate price of securities redeemed
               or repurchased during any prior fiscal year
               ending no earlier than October 11, 1995 that
               were not previously used to reduce
               registration fees payable to the Commission:    $0
                                                               -----------
        (iv)   Total available redemption credits [add
               items 5(ii) and 5(iii)]:                                        $50,050,399
                                                                               -----------
        (v)    Net sales - if item 5(i) is greater than
               5(iv) [subtract item 5(iv) from item 5(i)]:                     $23,772,639
                                                                               -----------
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        (vi)   Redemption credits available for use in
               future years - if item 5(i) is less than
               item 5(iv)
               [subtract item 5(iv) from item 5(i)]:           $(  0  )
                                                               -----------
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        (vii)  Multiplier for determining registration fee:                X   .0000393
                                                                               -----------
        (viii) Registration fee due [multiply item 5(v) by
               item 5(vii)] (enter "0" if no fee is due):                  =   $934.26
                                                                               ===========
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 6.     Prepaid Shares
        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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 7.     Interest due -- if this Form is being filed
        more than 90 days after the end of the
        issuer's fiscal year:
                                                                           +   $0
                                                                               -----------
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 8.     Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:
                                                                           =   $934.26
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 9.     Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 10, 2008

               Method of Delivery:

                             [X]  Wire Transfer
                             [_]  Mail or other means
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                                  SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By: /s/ JOHN C. KELLY
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    John C. Kelly
    Vice President and Controller
    The Northwestern Mutual Life
    Insurance Company

                                                            Date: March 3, 2008